October 31, 1997



                        SUPPLEMENT TO THE PROSPECTUS OF:

                        PIONEER VARIABLE CONTRACTS TRUST
                                dated May 1, 1997

Effective October 31, 1997, Pioneer Variable Contracts Trust will offer two additional Portfolios. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each section so supplemented.

Front Cover of the Prospectus

The following is added to the listing of Portfolios in the left hand column:

Growth Shares Portfolio seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks.

Growth and Income Portfolio seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities.


I. HIGHLIGHTS - PIONEER VARIABLE CONTRACTS TRUST

The word "ten" is substituted for the word "eight" in the first sentence listing the number of portfolios.

Choosing a Portfolio

The following is inserted into the listing of Portfolio descriptions. The description of Growth Shares follows that of Capital Growth (i.e., the second to most aggressive portfolio); and that of Growth and Income follows that of Real Estate Growth (i.e. the fifth to most aggressive):

Portfolio                  Strategic Focus

Growth Shares seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks.

Growth and Income seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities.


II. HOW THE FUND WORKS

Investment Objectives and Policies

The word "ten" is substituted for the word "eight" in the first sentence listing the number of portfolios. The following description of Growth Shares Portfolio is inserted as the third Portfolio description; and that of Growth and Income Portfolio is inserted as the fifth description.

Growth Shares Portfolio seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks. Current income will be incidental to the Portfolio's primary objective. In selecting securities for investment, Pioneer attempts to identify companies that have better-than-average earnings growth potential and those industries that stand to enjoy the greatest benefit from the expected economic environment. The Portfolio seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. The Portfolio invests in companies in a variety of industries in an attempt to reduce overall exposure to investment and market risks.

     The Portfolio may invest up to 25% of its net assets in non-U.S. securities. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of the Portfolio's net assets in lower rated debt securities or unrated debt securities of comparable quality. See "Risk Considerations - Risks of Medium and Lower Rated Debt Securities."

Other Investment Practices. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, when-issued securities, and its ability to lend securities. The Portfolio will not invest in futures or options, except that the Portfolio may use forward foreign currency exchange contracts and purchase and sell options and futures contracts relating to foreign currencies.

Growth and Income Portfolio seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities. Most of the Portfolio's assets are invested in common stocks and other equity securities such as preferred stocks and securities convertible into common stock, but the Portfolio may also invest in debt securities and cash equivalent investments.

The largest portions of the Portfolio's assets are invested in securities that have paid dividends within the preceding twelve months, but some non-income producing securities are held for anticipated increases in value. The Portfolio is managed in accordance with Pioneer's "investing for value" investment philosophy as described for International Growth Portfolio. This approach consists of developing a diversified portfolio of securities consistent with the Portfolio's investment objectives and selected primarily on the basis of Pioneer's judgment that the securities have an underlying value, or potential value, which exceeds their current prices.

The Portfolio may invest in non-U.S. securities. While there is no requirement to do so, the Portfolio intends to limit its investments in foreign securities to no more than 10% of its net assets. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of the Portfolio's net assets in debt securities, including convertible securities, which are rated less than investment grade or the equivalent. See "Risk Considerations - Risks of Medium and Lower Rated Debt Securities."

Other Investment Practices. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, writing (selling) covered call options, forward foreign currency exchange contracts, options and futures contracts relating to foreign currencies, and its ability to lend securities.

III. RISK CONSIDERATIONS

Risks Of International Investments

The first two sentences are replaced by the following inserting the two new Portfolios in the discussion:

The information contained in these paragraphs is of particular importance to International Growth Portfolio and Swiss Franc Bond Portfolio; however, Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income
Portfolios may also make non-U.S. investments. Pioneer limits the amount of Capital Growth, Growth Shares and Balanced Portfolio's net assets that may be invested in non-U.S. securities to 25%. Pioneer limits the amount of Growth and Income Portfolio's net assets that may be invested in non-U.S. securities to 10%. Pioneer limits the amount of Real Estate Growth Portfolio's net assets that may be invested in non-U.S. securities to 5%.

Foreign Currencies. The first two sentences are replaced by the following inserting the two new Portfolios in the discussion:

The value of Swiss Franc Bond Portfolio's and International Growth Portfolio's non-U.S. investments, and the value of dividends and interest earned by these Portfolios, may be significantly affected by changes in currency exchange rates. Currency exchange rates may also affect Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income Portfolios to the extent that these Portfolios invest in non-U.S. securities.

Currency Management. The first two paragraphs are replaced by the following inserting the two new Portfolios in the discussion:

The relative performance of foreign currencies can be an important factor in the performance of Swiss Franc Bond Portfolio, and in the performance of International Growth Portfolio, each of which invests the predominant portion of its assets outside the United States. The performance of Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income Portfolios may also be affected by the relative performance of foreign currencies, but to a lesser extent. Pioneer may manage International Growth, Capital Growth, Growth Shares, Real Estate Growth, Growth and Income and Balanced Portfolios' exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies can provide for U.S. investors.

To manage exposure to currency fluctuations, International Growth, Capital Growth, Growth Shares, Growth and Income and Balanced Portfolios may enter into forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date) and buy and sell options and futures contracts relating to foreign currencies. The Portfolios will use forward foreign currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the Portfolios to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Subject to compliance with tax requirements, there is no overall limitation on the amount of International Growth Portfolio's assets that may be committed to currency management strategies. Capital Growth, Growth Shares, Growth and Income and Balanced Portfolio may engage in currency management strategies only to the extent that they invest in non-U.S. securities. Because Real Estate Growth Portfolio may only invest up to 5% of its net assets in non-U.S. securities, it does not actively seek to manage exposure to currency fluctuations.

Risks of Medium and Lower Rated Debt Securities

The first sentence of the second paragraph is replaced by the following inserting the two new Portfolios in the discussion:

Growth  Shares,  Real  Estate  Growth,  Growth  and  Income,  and  Equity-Income
Portfolios may invest up to 5% of their net assets in lower rated debt securities.


IV.  THE FUND AND THE PIONEER ORGANIZATION

The Manager

The following is inserted at the end of the second sentence of the second item in the listing of portfolio managers:

and has nine years of experience.

The following are inserted as the third and fifth items in the listing of Portfolio Managers as the persons responsible for day-to-day management of the Funds' portfolios:

Growth Shares Portfolio: Jeffrey B. Poppenhagen, Vice President of Pioneer. Mr. Poppenhagen joined Pioneer in 1996 and has nine years of investment experience.

Growth and Income Portfolio: John A. Carey, Vice President of Pioneer. Mr. Carey joined Pioneer in 1979.

Each Portfolio, other than Swiss Franc Bond Portfolio, has an investment objective and policies similar to those of an existing Pioneer retail mutual fund. International Growth Portfolio is most similar to Pioneer International Growth Fund, Capital Growth Portfolio to Pioneer Capital Growth Fund, Growth Shares Portfolio to Pioneer Growth Shares, Real Estate Growth Portfolio to Pioneer Real Estate Shares, Growth and Income Portfolio to Pioneer Fund, Equity-Income Portfolio to Pioneer Equity-Income Fund, America Income Portfolio to Pioneer America Income Trust, Balanced Portfolio to Pioneer Balanced Fund and Money Market Portfolio to Pioneer Cash Reserves Fund.

V. FUND MANAGEMENT FEES AND OTHER EXPENSES

The following are inserted as the third and fifth items in the listing of management fee rates:

                                         Management fee as a percentage
                                            of Portfolio's average daily
Portfolio                                           net assets
Growth Shares Portfolio                             0.70%
Growth and Income Portfolio                         0.65%

The following are inserted as the third and fifth items in the total expense limitation:

                                              Percentage of Portfolio's
Portfolio                                       average daily net assets
Growth Shares Portfolio                                   1.25%
Growth and Income Portfolio                               1.25%

VI. PERFORMANCE

The first sentence of the second paragraph is replaced by the following inserting the Growth and Income Portfolio in the discussion:

For America Income Portfolio, Swiss Franc Bond Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio and Balanced Portfolio, yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price.

VII. DISTRIBUTIONS AND TAXES

The second and third sentences of the third paragraph are replaced by the following inserting the new Portfolios in the discussion:

International Growth, Capital Growth, Growth Shares and Swiss Franc Bond Portfolios distribute their dividends, if any, each year. Real Estate Growth, Growth and Income, Equity-Income and Balanced Portfolios distribute their dividends, if any, quarterly.


IX. APPENDIX

The first sentence of each of the following sections is replaced by the following, adding the new Portfolio(s) as set forth below:

Forward Currency Exchange Contracts. International Growth, Swiss Franc Bond, Capital Growth, Growth Shares, Real Estate Growth, Growth and Income, and Balanced Portfolios each has the ability to hold a portion of its assets in non-U.S. currencies and purchase or sell forward currency exchange contracts to facilitate settlement of non-U.S. securities transactions or to protect against changes in currency exchange rates. Options and Futures Contracts. To the extent provided in the prospectus, provide a way for International Growth, Capital Growth, Real Estate Growth, Growth and Income, and Swiss Franc Bond Portfolios to manage their exposure to changing interest rates, security prices,
and currency  exchange rates.       The following section is inserted at the end
of the Appendix:

When Issued Securities. Growth Shares Portfolio may purchase and sell securities on a "when issued" and "delayed delivery" basis. These transactions are subject to market fluctuation; the value at the time of delivery may be more or less than the purchase price. Since the Portfolio will rely on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. No interest accrues to the Portfolio prior to delivery. When the Portfolio is the buyer in such a transaction it will maintain, in a segregated account with its custodian, cash, U.S. government securities, or high-grade, liquid debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made. The Portfolio will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Portfolio may sell such securities prior to the settlement date if such sales are considered advisable. To the extent the Portfolio engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Portfolio consistent with the Portfolio's investment objective and policies not for the purpose of investment leverage.



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                                       (C) Pioneer Funds Distributor, Inc.